Equity-accounted investees - Disclosures Regarding Interests in Associates (Details) $ in Thousands			1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Equity-Accounted Investees [Line Items]
Dividends received								$ 9,328	$ 6,354	$ 11,663
SAS Adionics
Equity-Accounted Investees [Line Items]
Payment to acquire investment in associates				$ 20,383
Proportion of ownership interest in associate, percentage				20.00%
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Payment to acquire investment in associates				$ 7,620
Proportion of ownership interest in associate, percentage				3.00%
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Payment to acquire investment in associates				$ 3,000
Proportion of ownership interest in associate, percentage				6.82%
Kore Potash PLC
Equity-Accounted Investees [Line Items]
Proportion of ownership interest in associate, percentage							20.15%
Share reduction, percentage							0.05%
Issue of equity						$ 13,931
Dilution of shares, percentage						0.055
Profit loss from sale of interests in associates						$ 5,778
Transfer in equity of non controlling interest to other reserves						$ 3,739
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Dividends received			$ 3,000		$ 633			$ 633	$ 3,000	9,438
Proportion of ownership interest in associate, percentage								37.00%
Dividend income			$ 523
Impairment loss recognised in profit or loss		$ 2,800
Related Party of Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Dividends receivable	$ 2,477									$ 2,477
Related Party of Abu Dhabi Fertilizer Industries WWL | Internacional Technical and Trading Agenies Co. WLL
Equity-Accounted Investees [Line Items]
Dividends received	$ 9,438